Intangible Assets And Liabilities - Aggregate Amortizations of Intangible Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 9,474
2027	0
2028	0
2029	0
2030	0
2031 and thereafter	0
Total	$ 9,474	$ 15,266